Net sales - Performance obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Performance obligations
Remaining performance obligation (as a percent)	100.00%	100.00%
Within 1 year
Performance obligations
Remaining performance obligation (as a percent)	53.00%	51.00%
2-3 years
Performance obligations
Remaining performance obligation (as a percent)	27.00%	30.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)	20.00%	19.00%